Capital Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitment And Contingencies [Line Items]
Year 2014	$ 71,316
Year 2015 and thereafter	8,259
Capital Commitments	$ 79,575